Income Taxes - Net Deferred Income Tax Assets (Liabilities) Classified in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule Of Balance Sheet Classification Of Net Deferred Income Tax Assets Liabilities [Line Items]
Current assets	$ 21,044		$ 10,621
Noncurrent liabilities	(218,285)		(254,306)
Net deferred income tax liability	$ (197,241)	[1]	$ (243,685)	[2]

[1]	Includes $1.2 million of deferred tax assets related to uncertain tax positions.
[2]	Includes $1.9 million of deferred tax assets related to uncertain tax positions.